Investment Securities (Schedule Of Amortized Cost And Fair Values Of Investment Securities, With Gross Unrealized Gains And Losses) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	$ 205,062	$ 192,764
Securities held to maturity, Gross Unrealized Gains	6,702	6,403
Securities held to maturity, Gross Unrealized Losses	(266)	(57)
Securities held to maturity, Estimated Fair Value	211,498	199,110
Securities available for sale, Amortized Cost	1,706,916	1,765,597
Securities available for sale, Gross Unrealized Gains	40,134	40,528
Securities available for sale, Gross Unrealized Losses	(2,046)	(920)
Securities available for sale, Estimated Fair Value	1,745,004	1,805,205
U.S. Government-Sponsored Enterprises Obligations [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	69,949	85,172
Securities held to maturity, Gross Unrealized Gains	1,244	1,921
Securities held to maturity, Gross Unrealized Losses
Securities held to maturity, Estimated Fair Value	71,193	87,093
Securities available for sale, Amortized Cost	281,746	336,859
Securities available for sale, Gross Unrealized Gains	4,364	5,633
Securities available for sale, Gross Unrealized Losses	(386)	(4)
Securities available for sale, Estimated Fair Value	285,724	342,488
Obligations Of State And Political Subdivisions [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	88,909	81,053
Securities held to maturity, Gross Unrealized Gains	4,730	3,682
Securities held to maturity, Gross Unrealized Losses	(113)	(57)
Securities held to maturity, Estimated Fair Value	93,526	84,678
Securities available for sale, Amortized Cost	120,680	137,503
Securities available for sale, Gross Unrealized Gains	6,573	6,500
Securities available for sale, Gross Unrealized Losses	(178)	(198)
Securities available for sale, Estimated Fair Value	127,075	143,805
Mortgage Backed Securities[Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities held to maturity, Amortized Cost	46,204	26,539
Securities held to maturity, Gross Unrealized Gains	728	800
Securities held to maturity, Gross Unrealized Losses	(153)
Securities held to maturity, Estimated Fair Value	46,779	27,339
Securities available for sale, Amortized Cost	1,303,030	1,289,775
Securities available for sale, Gross Unrealized Gains	29,108	28,317
Securities available for sale, Gross Unrealized Losses	(1,482)	(718)
Securities available for sale, Estimated Fair Value	1,330,656	1,317,374
Other Securities [Member]
Schedule of Securities Available-for-sale And Held To Maturity [Line Items]
Securities available for sale, Amortized Cost	1,460	1,460
Securities available for sale, Gross Unrealized Gains	89	78
Securities available for sale, Gross Unrealized Losses
Securities available for sale, Estimated Fair Value	$ 1,549	$ 1,538